Investment Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Fair value of disposed equity securities	$ 342	$ 63	$ 106
Cumulative after-tax loss on equity securities designated at FVOCI	(20)	18	2
Dividend income	17	$ 14	$ 10
Transfer of realized gain	$ 30